Note 10 - Finance Expense - Details of Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Loan interest expense	$ 51,594	$ 37,466	$ 2,174
Lease interest expense	775	1,063	809
Total Finance expense	$ 52,369	$ 38,529	$ 2,983